
            [LOGO]            The right choice for the long term(R)
            American Funds(R)

American Funds 2055
Target Date Retirement Fund/SM/

CLASS      TICKER     R-1....... RAMTX      R-3....... RCMTX      R-5....... REKTX
A......... AAMTX      R-2....... RBMTX      R-4....... RDJTX      R-6....... RFKTX

 SUMMARY PROSPECTUS

 January 1, 2011

BEFORE YOU INVEST, YOU MAY WANT TO REVIEW THE FUND'S PROSPECTUS AND STATEMENT
OF ADDITIONAL INFORMATION, WHICH CONTAIN MORE INFORMATION ABOUT THE FUND AND
ITS RISKS. YOU CAN FIND THE FUND'S PROSPECTUS, STATEMENT OF ADDITIONAL
INFORMATION AND OTHER INFORMATION ABOUT THE FUND ONLINE AT
WWW.AMERICANFUNDS.COM/PROSPECTUS OR AT
WWW.AMERICANFUNDS.COM/RETIREMENTPROSPECTUS. YOU CAN ALSO GET THIS INFORMATION
AT NO COST BY CALLING 800/421-0180 OR BY SENDING AN E-MAIL REQUEST TO
PROSPECTUS@AMERICANFUNDS.COM. THE CURRENT PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION, DATED JANUARY 1, 2011, ARE INCORPORATED BY REFERENCE
INTO THIS SUMMARY PROSPECTUS.


Investment objectives

Depending on the proximity to its target date, the fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. The fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in bond, equity income and balanced funds as it approaches and passes its target date. In this way, the fund seeks to balance total return and stability over time.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in
American Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions and waivers" section on page 103 of the prospectus and on page 80 of the fund's statement of additional information.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
                                                                     ALL R SHARE
                                                             CLASS A   CLASSES
--------------------------------------------------------------------------------

Maximum sales charge (load) imposed on purchases              5.75%     none
(as a percentage of offering price)
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)                          none      none
(as a percentage of the amount redeemed)
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested dividends   none      none
--------------------------------------------------------------------------------
Redemption or exchange fees                                   none      none
--------------------------------------------------------------------------------

   ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
   PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
   -------------------------------------------------------------------------
                                               SHARE CLASSES
   -------------------------------------------------------------------------
                                         CLASS CLASS CLASS CLASS CLASS CLASS
                                CLASS A   R-1   R-2   R-3   R-4   R-5   R-6
   -------------------------------------------------------------------------

   Management fees               0.10%   0.10% 0.10% 0.10% 0.10% 0.10% 0.10%
   -------------------------------------------------------------------------
   Distribution and/or service   0.20/1/ 1.00  0.75  0.50  0.25  none  none
    (12b-1) fees
   -------------------------------------------------------------------------
   Other expenses/2/             0.63    0.73  0.83  0.85  0.54  0.35  0.52
   -------------------------------------------------------------------------
   Acquired (underlying) fund    0.42    0.42  0.42  0.42  0.42  0.42  0.42
    fees and expenses
   -------------------------------------------------------------------------
   Total annual fund             1.35    2.25  2.10  1.87  1.31  0.87  1.04
    operating expenses
   -------------------------------------------------------------------------
   Fee waiver and/or expense     0.53    0.67  0.57  0.71  0.47  0.33  0.55
    reimbursement/3/
   -------------------------------------------------------------------------
   Total annual fund operating   0.82    1.58  1.53  1.16  0.84  0.54  0.49
    expenses after fee waiver
    and/or expense
    reimbursement
   -------------------------------------------------------------------------

/1/Based on estimated amounts for the current fiscal year.
/2/Estimated by annualizing actual expenses for a partial year.
/3/The investment adviser is currently waiving its management fee of .10%. In addition, the investment adviser is currently reimbursing a portion of the other expenses. This waiver and reimbursement will be in effect through at least December 31, 2011, unless modified or terminated by the fund's board.
   The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund's board.

1   American Funds 2055 Target Date Retirement Fund / Summary prospectus


EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

                  SHARE CLASS  1 YEAR 3 YEARS 5 YEARS 10 YEARS
                  --------------------------------------------

                     A          $654   $909   $1,183   $1,964
                  --------------------------------------------
                     R-1         161    618    1,102    2,438
                  --------------------------------------------
                     R-2         156    582    1,034    2,290
                  --------------------------------------------
                     R-3         118    498      902    2,033
                  --------------------------------------------
                     R-4          86    347      629    1,433
                  --------------------------------------------
                     R-5          55    223      405      933
                  --------------------------------------------
                     R-6          50    255      476    1,113
                  --------------------------------------------

PORTFOLIO TURNOVER

The fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 44% of the average value of its portfolio.

Principal investment strategies

The fund will attempt to achieve its investment objectives by investing in a mix of American Funds in different combinations and weightings. The underlying
American Funds represent a variety of fund categories such as growth funds, growth-and-income funds, equity-income funds and a balanced fund and bond funds. Further, the fund categories represent differing investment objectives.
For example, growth funds seek long-term growth primarily through investing in both U.S. stocks and stocks of issuers domiciled outside the U.S.
Growth-and-income funds seek long-term growth and income primarily through investments in stocks. Equity-income and balanced funds generally strive for income and growth through stocks and/or bond investments, while bond funds seek current income through bond investments.

The investment adviser may periodically rebalance or modify the asset mix of the funds and change the underlying fund investments. According to its investment strategy, the investment adviser will continue to manage the fund for approximately thirty years after the fund reaches its target date. Thirty years after its target date, the fund may be

       American Funds 2055 Target Date Retirement Fund / Summary prospectus  2


combined with other funds in a single portfolio with an investment strategy that will not evolve beyond the allocation in effect at that time.

The following chart illustrates the investment strategy of the fund by showing how its investment in the various fund categories will change over time.

                                    [CHART]

The investment adviser anticipates that the fund will invest its assets within a range that deviates no more than 10% above or below the investment strategy set forth above. For example, a 40% target allocation to growth funds is not expected to be greater than 50% nor less than 30%. The investment adviser will continuously monitor the funds and may make modifications to either the investment strategy or the underlying fund allocations that the investment adviser believes could benefit shareholders.

Principal risks

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME. INVESTORS IN THE FUND
SHOULD HAVE A LONG-TERM PERSPECTIVE AND BE ABLE TO TOLERATE POTENTIALLY SHARP
DECLINES IN VALUE.

Allocation risk--Investments in the fund are subject to risks related to its allocation strategy. For investors who are close to or in retirement, the fund's equity exposure may result in investment volatility that could reduce an investor's available retirement assets at

3   American Funds 2055 Target Date Retirement Fund / Summary prospectus


a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk the fund may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.

The success of the fund will be impacted by the results of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds.

Market conditions--The prices of, and income generated by, the common stocks, bonds and other securities held by underlying funds may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the underlying funds.

Investing in stocks--Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. These risks will be more significant for the fund in the years preceding its target date because a greater proportion of the fund's assets will consist of underlying funds that primarily invest in stocks.

Investing in bonds--Rising interest rates will generally cause the prices of bonds and other debt securities to fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated
maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. These risks will be more significant as the fund approaches and passes its target date because a greater proportion of the fund's assets will consist of underlying funds that primarily invest in bonds.

Investing in lower rated bonds--Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher rated debt securities. The market prices of these securities may fluctuate more than the prices of higher quality securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in lower quality higher yielding debt securities sometimes referred to as "junk bonds." As a result, the value of the underlying funds may be similarly affected.

Investing outside the United States--Securities of issuers domiciled outside the United States or with significant operations outside the United States, may lose value because of political, social or economic developments in the country or region in which the issuer operates. These securities may also lose value due to changes in the exchange rate of the country's currency against the U.S.
dollar. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the

       American Funds 2055 Target Date Retirement Fund / Summary prospectus  4


United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards than those in the United States. These risks may be heightened in connection with investments in developing countries.

Management--The investment adviser to the fund and the underlying funds actively manages the fund's investments. Consequently, the fund and the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.
This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Management

INVESTMENT ADVISER

Capital Research and Management Company is the investment adviser to the fund.
Its Portfolio Oversight Committee works as a team to develop the allocation strategy and select the underlying funds.

PORTFOLIO OVERSIGHT COMMITTEE

The members of the Portfolio Oversight Committee are:

                               INVESTMENT
INVESTMENT PROFESSIONAL/      PROFESSIONAL
FUND TITLE                     EXPERIENCE      PRIMARY TITLE WITH
(IF APPLICABLE)               IN THIS FUND     INVESTMENT ADVISER
-------------------------------------------------------------------------------------

JAMES B. LOVELACE                1 year        Senior Vice President - Capital
Vice Chairman of the Board  (since the fund's  Research Global Investors inception)
-------------------------------------------------------------------------------------

ALAN N. BERRO                    1 year        Senior Vice President - Capital World
Senior Vice President       (since the fund's  Investors
                               inception)
-------------------------------------------------------------------------------------

JOYCE E. GORDON                  1 year        Senior Vice President - Capital
Senior Vice President       (since the fund's  Research Global Investors
                               inception)
-------------------------------------------------------------------------------------

NICHOLAS J. GRACE                1 year        Senior Vice President - Capital World
Senior Vice President       (since the fund's  Investors
                               inception)
-------------------------------------------------------------------------------------

JOHN H. SMET                     1 year        Senior Vice President - Fixed Income,
Senior Vice President       (since the fund's  Capital Research and Management
                               inception)      Company
-------------------------------------------------------------------------------------

5   American Funds 2055 Target Date Retirement Fund / Summary prospectus


Purchase and sale of fund shares

       -----------------------------------------------------------------
       PURCHASE MINIMUMS (FOR IRAS)
       To establish an account                                      $250
       -----------------------------------------------------------------
          For a payroll deduction retirement plan account             25
       -----------------------------------------------------------------
       To add to an account                                           50
       -----------------------------------------------------------------
          For a payroll deduction retirement plan or IRA account      25
       -----------------------------------------------------------------

To sell (redeem) shares from your retirement plan, please contact your plan administrator or recordkeeper.

For IRAs, you may sell (redeem) shares through your dealer or financial adviser by writing to American Funds Service Company(R) at P.O. Box 6007, Indianapolis,
Indiana 46206-6007; telephoning American Funds Service Company at 800/421-0180;
faxing American Funds Service Company at 888/421-4351; or accessing our website at americanfunds.com.

Tax information

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts and IRAs are not currently taxable.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of a fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.

       American Funds 2055 Target Date Retirement Fund / Summary prospectus  6


RPGEIP-882-0111P Litho in USA CGD/RRD/9773  Investment Company File No. 811-21981

----------------------------------------------------------------------------------

THE CAPITAL GROUP COMPANIES
American Funds  Capital Research and Management Capital International Capital Guardian Capital Bank and Trust